Debt (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Short-term borrowings	$ 162,800,000	$ 32,600,000
Long-term Debt Types [Abstract]
Capital leases	29,400,000	18,900,000		$ 12,100,000
Total long-term debt	280,400,000	397,900,000
Total Debt	443,200,000	430,500,000
Long Term Debt By Current And Noncurrent [Abstract]
Current liabilities	195,600,000	72,400,000
Noncurrent liabilities	247,600,000	358,100,000
Revolving Facility
Long-term Debt Types [Abstract]
Debt	$ 55,800,000	$ 163,300,000
Interest Rate And Other Disclosures [Abstract]
Average interest rate	1.80%	1.80%
Private Placement
Long-term Debt Types [Abstract]
Debt	$ 85,600,000	$ 92,800,000
Interest Rate And Other Disclosures [Abstract]
Unamortized debt cost	100,000	100,000
Other Non-US Dollar-denominated Facilities
Long-term Debt Types [Abstract]
Debt	$ 6,400,000	$ 11,400,000
Interest Rate And Other Disclosures [Abstract]
Average interest rate	6.90%	5.10%
Captial Lease Interest Rate Information
Long-term Debt Types [Abstract]
Capital leases	$ 67,000,000	$ 59,500,000
Interest Rate And Other Disclosures [Abstract]
Average interest rate	4.20%	3.60%
Private Placement Notes Series A | Private Placement
Interest Rate And Other Disclosures [Abstract]
Average interest rate	4.60%
Private Placement Notes Series B | Private Placement
Interest Rate And Other Disclosures [Abstract]
Average interest rate	5.20%
Unsecured notes issued in a private placement | Term Loan
Long-term Debt Types [Abstract]
Term loan	$ 65,600,000	$ 70,900,000	$ 75,000,000
Interest Rate And Other Disclosures [Abstract]
Unamortized debt cost	$ 200,000	$ 200,000
Effective interest rate	2.50%	2.20%
Uncommitted Credit Facilities | Uncommitted Credit Facility
Debt Instrument [Line Items]
Uncommitted credit facilities	$ 108,300,000	$ 0
Interest Rate And Other Disclosures [Abstract]
Short-term borrowings interest rate	1.70%
Short-term Debt | Restricted Cash Borrowings
Debt Instrument [Line Items]
Short-term borrowings	$ 22,300,000	$ 3,500,000
Interest Rate And Other Disclosures [Abstract]
Short-term borrowings interest rate	0.50%	0.10%
Short-term Debt | Other
Debt Instrument [Line Items]
Short-term borrowings	$ 32,200,000	$ 29,100,000
Interest Rate And Other Disclosures [Abstract]
Short-term borrowings interest rate	8.10%	8.70%